Summary of Significant Accounting Policies - Schedule of Dis-aggregated Information of Revenues (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Total revenues		$ 464,297	$ 429,362	$ 685,288	$ 1,546,057	$ 487,005
Ionized Cal-Mag [Member]
Total revenues		55,493			55,731	43,124
Omega Blend [Member]
Total revenues		68,689	68,927	97,170	165,999	68,561
Young Formula [Member]
Total revenues		116,979			117,480	57,630
Organic Youth Care Cleansing Bar [Member]
Total revenues		17,675	17,206		17,751
Trim+ [Member]
Total revenues		65,295			198,862
Lipomask [Member]
Total revenues		$ 140,166		70,585	211,238
Survivor Select [Member]
Total revenues				204,138	203,815	104,656
Energized Mineral Concentrate [Member]
Total revenues			222,789	361,092	66,573	100,270
BetaMaxx [Member]
Total revenues			67,789	87,793	211,280	126,191
Iron [Member]
Total revenues				2,813	2,809	20,270
Energetique Hyaluronic Acid Serum [Member]
Total revenues			$ 175,170